Subsequent Events (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 12 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, other than as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On October 28, 2021, the Company drew down the entire available balance of the Working Capital Loans and the Sponsor deposited $1,500,000 in the Company’s operating bank account (see Note 6).
Obagi and Milk Business Combinations
Obagi Merger Agreement and Related Agreements
On November 15, 2021, the Company entered into an Agreement and Plan of Merger (the “Obagi Merger Agreement”), by and among the Company, Obagi Merger Sub, Inc., a Cayman Islands exempted company limited by shares and an indirect wholly owned subsidiary of the Company (“Merger Sub”), and Obagi Global Holdings Limited, a Cayman Islands exempted company limited by shares (“Obagi”).
The Obagi Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Obagi Merger Agreement, the “Obagi Transaction”):
at the closing of the transactions contemplated by the Obagi Merger Agreement (the “Obagi Closing”), upon the terms and subject to the conditions of the Obagi Merger Agreement and in accordance with the Companies Act (As Revised) of the Cayman Islands (“Cayman Act”), Merger Sub will merge with and into Obagi, the separate corporate existence of Merger Sub will cease and Obagi will be the surviving company and an indirect wholly owned subsidiary of the Company (the “Merger”); and
as a result of the Merger, among other things, each share of common stock of Obagi that is issued and outstanding immediately prior to the effective time of the Merger (other than in respect of Excluded Shares (as defined in the Obagi Merger Agreement)) will be cancelled and converted into the right to receive (i) an amount in cash equal to (A) the Obagi Cash Consideration, subject to substitution for Obagi Stock Consideration based on the amount of cash available to Obagi at the Closing, taking into account, among other things, the level of shareholder redemptions, divided by (B) the number of Aggregate Fully Diluted Obagi Common Shares, and (ii) a number of shares of Obagi Common Stock equal to (A) the Obagi Stock Consideration divided by (B) the number of Aggregate Fully Diluted Obagi Common Shares.
The Company’s board of directors has unanimously (i) approved and declared advisable the Obagi Merger Agreement, the Obagi Transaction and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Obagi Merger Agreement and related matters by the shareholders of the Company.
Milk Equity Purchase Agreement
On November 15, 2021, the Company entered into an Equity Purchase Agreement (the “Milk Equity Purchase Agreement” and together with the Obagi Merger Agreement, the “Transaction Agreements”), by and among the Company, Obagi Holdco 1 Limited, a limited company incorporated under the laws of Jersey (“Holdco Purchaser”), Waldencast Partners LP, a Cayman Islands exempted limited partnership (“Waldencast LP” and together with Holdco Purchaser, the “Purchasers”), Milk Makeup LLC, a Delaware limited liability company (“Milk”), certain members of Milk (the “Milk Members”), and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as representative of Milk’s equityholders (the “Equityholder Representative”).
The Milk Equity Purchase Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Milk Equity Purchase Agreement, the “Milk Transaction” and, together with the Obagi Transaction, the “Obagi and Milk Business Combinations”) following the Milk Pre-Closing Restructuring and the Obagi Merger:
at the closing of the transactions contemplated by the Milk Equity Purchase Agreement (the “Milk Closing” and together with the Obagi Closing, the “Closing”), upon the terms and subject to the conditions of the Milk Equity Purchase Agreement, the Purchasers will acquire from the Milk Members and the Milk Members will sell to the Milk Purchasers all of the issued and outstanding Milk Membership Units in exchange for the Milk Cash Consideration (as defined in the Milk Equity Purchase Agreement), and the Milk Equity Consideration (as defined in the Milk Equity Purchase Agreement), which consist of (i) partnership units of Waldencast LP that are redeemable at the option of the holder of such units and, if such option is exercised, exchangeable at the option of Waldencast plc for Waldencast plc Class A ordinary shares or cash in accordance with the terms of the Amended and Restated Waldencast Partners LP Agreement, and (ii) the Waldencast plc Non-Economic ordinary shares;
as a result of the Milk Transaction, among other things, (i) Holdco 1 will purchase from the Milk Members a percentage of the outstanding Milk Membership Units in exchange for the Milk Cash Consideration and the Waldencast plc Non-Economic ordinary shares equal to the Milk Equity Consideration and (ii) Waldencast LP will purchase from the Milk Members the remainder of the outstanding membership units in exchange for the Milk Equity Consideration;
upon the effective time of the Domestication, the Company will immediately be renamed “Waldencast plc.”
Immediately following consummation of the Milk Transaction, (i) Holdco 1 will contribute its equity interest in (a) Milk to Waldencast LP in exchange for limited partnership units in Waldencast LP and (b) Holdco 2 in exchange for limited partnership units in Waldencast LP. The combined company will be organized in an “Up-C” structure, in which the equity interests of Obagi and Milk will be held by Waldencast LP. The Company will in turn hold its interests in Obagi and Milk through Waldencast LP and Holdco 1.
The Board has unanimously (i) approved and declared advisable the Milk Equity Purchase Agreement, the Milk Transaction and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Milk Equity Purchase Agreement and related matters by the shareholders of the Company.
Prior to the Closing, subject to the approval of the Company’s shareholders, and in accordance with the Cayman Act, the Companies (Jersey) Law 1991, as amended (the “Jersey Companies Law”) and the Company’s amended and restated memorandum and articles of association, the Company will effect a deregistration under the Cayman Act and a domestication under Part 18C of the Jersey Companies Law (by means of filing a memorandum and articles of association with the Registrar of Companies in Jersey), pursuant to which the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to Jersey (the “Domestication”).
In connection with the Domestication, (i) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one basis, into an ordinary share of common stock, par value $0.0001 per share, of the Company (following its Domestication) (the “Waldencast Common Stock”), (ii) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one basis, into a share of Waldencast Common Stock, (iii) each then issued and outstanding warrant of the Company will convert automatically into a warrant to acquire one share of Waldencast Common Stock (“Domesticated Waldencast Warrant”), pursuant to the Warrant Agreement, dated March 15, 2021, between the Company and Continental Stock Transfer & Trust Company, as warrant agent, and (iv) each then issued and outstanding unit of the Company shall be cancelled and will entitle the holder thereof to one share of Waldencast Common Stock and one-third of one Domesticated Waldencast Warrant.
On November 15, 2021, the Company entered into a Sponsor Support Agreement (the “Obagi Sponsor Support Agreement”), by and among the Sponsor, Obagi, the Company and the persons set forth on Schedule I attached thereto (the “Sponsor Persons”), pursuant to which the Sponsor and the Sponsor Persons agreed to, among other things, vote in favor of the Obagi Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Obagi Sponsor Support Agreement.
On November 15, 2021, the Company entered into a Sponsor Support Agreement (the “Milk Sponsor Support Agreement”), by and among the Sponsor, the Equityholder Representative, the Company and the Sponsor Persons, pursuant to which the Sponsor and the Sponsor Persons agreed to, among other things, vote in favor of the Milk Equity Purchase Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Milk Sponsor Support Agreement.
On November 15, 2021, the Company also entered into a Stockholder Support Agreement (the “Stockholder Support Agreement”), by and among the Company, Obagi and Cedarwalk. Pursuant to the Stockholder Support Agreement, Cedarwalk agreed to, among other things, within two (2) business days after the proxy statement/prospectus relating to the approval by the Company shareholders of the Obagi and Milk Business Combinations is declared effective by the SEC and delivered or otherwise made available to the Company shareholders, execute and deliver a written consent with respect to the outstanding ordinary shares of Obagi held by Cedarwalk adopting the Obagi Merger Agreement and related transactions and approving the Obagi and Milk Business Combinations.
The consummation of the proposed Obagi and Milk Business Combinations is subject to certain conditions as further described in the Obagi Merger Agreement and the Milk Equity Purchase Agreement.

Note 8 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the audited balance sheet date through March 5, 2021, the date that the audited financial statements were available to be issued. Other than as previously described or as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
Forward Purchase Agreement
Prior to this offering, the Company entered into two separate forward purchase agreements as follows. The sponsor and Dynamo Master Fund (a member of our sponsor) entered into a forward purchase agreement (the “Sponsor Forward Purchase Agreement”), dated as of February 22, 2021, with the Company that will provide for the purchase of an aggregate of 13,000,000 Class A ordinary shares and 4,333,333 redeemable warrants, for an aggregate purchase price of $130,000,000, or $10.00 per one Class A ordinary shares and one-third of one redeemable warrant, in a private placement to close substantially concurrently with the closing of our initial business combination. The Sponsor Forward Purchase Agreement provides that the applicable forward purchase investors may, in their sole discretion, increase the amount of capital committed under the Sponsor Forward Purchase Agreement up to an amount not to exceed $160,000,000. Beauty Ventures LLC (“Beauty Ventures”) entered into a forward purchase agreement (the “Beauty Forward Purchase Agreement”), dated as of March 1, 2021, with the Company that provides for the purchase of an aggregate of up to 17,300,000 Class A ordinary shares and up to 5,766,666 redeemable warrants, for an aggregate purchase price of up to $173,000,000 (subject to the below), or $10.00 per one Class A ordinary share and one-third of one redeemable warrant, in a private placement to close substantially concurrently with the closing of the initial business combination. To the extent that the amounts available from the trust account and other financing (including the Sponsor Forward Purchase Agreement) are sufficient for the cash requirements in connection with our initial business combination, the sponsor may, in its sole discretion, as the managing member of Beauty Ventures, reduce its purchase obligation, up to the full amount, under the Beauty Forward Purchase Agreement. Members of the sponsor or their affiliates will receive a performance fee allocation when the return on the securities underlying the Beauty Forward Purchase Agreement exceeds certain benchmark returns. The obligations under the forward purchase agreements will not depend on whether any Class A ordinary shares are redeemed by our public shareholders. The forward purchase shares and the forward purchase warrants included in the units being sold in this offering, respectively, will be identical to the public shares and public warrants included in the units being sold in this offering, respectively, except that the holders thereof will have certain registration rights, as described herein. On October 20, 2021, pursuant to the terms of the Forward Purchase Agreements, the Company received (i) an allocation notice from the Sponsor and Dynamo Master Fund committing to purchase 16,000,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of $160,000,000, or $10.00 per unit and (ii) an allocation notice from Beauty Ventures committing to purchase 17,300,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of $173,000,000, or $10.00 per unit
On March 15, 2021, the Company effected a dividend of 0.2 of a share of Class B ordinary shares for each share of Class B ordinary shares resulting in 8,625,000 shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalizations.